SHARE CAPITAL AND RESERVES (Details 1) - $ / shares	3 Months Ended
	Jun. 30, 2026	Mar. 31, 2026	Mar. 31, 2025
Statement [Line Items]
Number of options outstanding	6,100,333	6,312,000	5,945,332
Number of options exercisable	5,789,222
Weighted average exercise price outstanding, beginning	$ 0.217	$ 0.218	$ 0.133
Weighted average remaining contractual life (years)	2 years 9 months 11 days
Exercise Price 1
Statement [Line Items]
Number of options outstanding	5,100,000
Number of options exercisable	5,100,000
Weighted average exercise price outstanding, beginning	$ 0.11
Weighted average remaining contractual life (years)	2 years 8 months 23 days
Exercise Price 2
Statement [Line Items]
Number of options outstanding	267,000
Number of options exercisable	267,000
Weighted average exercise price outstanding, beginning	$ 0.11
Weighted average remaining contractual life (years)	8 months 23 days
Exercise Price 3
Statement [Line Items]
Number of options outstanding	133,333
Number of options exercisable	88,889
Weighted average exercise price outstanding, beginning	$ 0.67
Weighted average remaining contractual life (years)	3 years 7 months 6 days
Exercise Price 4
Statement [Line Items]
Number of options outstanding	100,000
Number of options exercisable	100,000
Weighted average exercise price outstanding, beginning	$ 0.68
Weighted average remaining contractual life (years)	3 years 11 months 27 days
Exercise Price 5
Statement [Line Items]
Number of options outstanding	100,000
Number of options exercisable	100,000
Weighted average exercise price outstanding, beginning	$ 0.77
Weighted average remaining contractual life (years)	1 year 7 days
Exercise Price 6
Statement [Line Items]
Number of options outstanding	400,000
Number of options exercisable	133,333
Weighted average exercise price outstanding, beginning	$ 1.31
Weighted average remaining contractual life (years)	4 years 7 months 28 days